ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Consolidating Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NET REVENUES
Revenues	$ 81,529	¥ 531,980	¥ 583,909	¥ 531,508
Cost of revenues
Cost of Revenue	59,386	387,490	388,894	338,143
GROSS LOSS	22,143	144,490	195,015	193,365
Operating expenses:
Selling and marketing	(8,024)	(52,355)	(55,721)	(43,751)
General and administrative	(26,710)	(174,283)	(194,417)	(132,718)
Research and development	(874)	(5,703)	(3,793)	(1,513)
Total operating expenses	(41,232)	(269,040)	(292,685)	(177,982)
OPERATING INCOME (LOSS)	(19,089)	(124,550)	(97,670)	15,383
OTHER EXPENSE
Interest income (expense), net	1,456	9,501	5,379	6,652
Other income, net	(191)	(1,244)	396	1,447
Income tax	(163)	(1,062)	(12,917)	(3,498)
Educational program and services
NET REVENUES
Revenues	80,571	525,727	582,706	525,134
Cost of revenues
Cost of Revenue	58,172	379,571	383,635	331,939
Intellectualized operational services
NET REVENUES
Revenues	958	6,253	1,203	6,374
Cost of revenues
Cost of Revenue	1,214	7,919	5,259	6,204
Reportable Legal Entities [Member] | Parent Company [Member]
Operating expenses:
General and administrative	(1,202)	(7,841)	(12,380)	(1,097)
Total operating expenses	(1,202)	(7,841)	(12,380)	(1,097)
OPERATING INCOME (LOSS)	(1,202)	(7,841)	(12,380)	(1,097)
Share of income (loss) from subsidiaries	(8,486)	(55,362)	(159,282)	44,864
OTHER EXPENSE
Interest income (expense), net			(267)	117
Other income, net	75	491	71,988	1,106
NET INCOME (LOSS)	$ (9,613)	¥ (62,712)	¥ (99,941)	¥ 44,990